Financial Risk Management and Financial Instruments - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Risk Management [Line Items]
Percentage of equity ratio above	40.00%
Percentage of cash conversion rate above	70.00%
Percentage of Currency Hedged	84.00%
Cash position	kr 34,700,000,000	kr 31,200,000,000
Cash, cash equivalents and interest-bearing securities	67,700,000,000	57,900,000,000
Interest-bearing liabilities	33,045,000,000	26,686,000,000
Maximum foreign exchange positions	kr 45,000,000
Percentage of risk at confidence level	99.00%
Description of Sensitivity analysis	The Company uses the VaR methodology to measure foreign exchange and interest rate risks in portfolios managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a 1-day time horizon.
Percentage of probability level	99.00%
Average of value at risk calculated	kr 17,200,000	16,300,000
Financial investments	kr 1,125,000,000
Sweden, Kronor [member]
Disclosure of Financial Risk Management [Line Items]
SEK exchange rate	0.25 SEK/USD
Exchange rate would impact profit and loss	kr 100,000,000
Realization and revaluation of loans amount	500,000,000
Realization and revaluation of derivative contracts amounts	0
Level 3 of fair value hierarchy [member]
Disclosure of Financial Risk Management [Line Items]
Financial investments	2,100,000,000	2,100,000,000
ISDA agreements [member]
Disclosure of Financial Risk Management [Line Items]
Assets	1,400,000,000	1,200,000,000
Offsetting financial assets	100,000,000	100,000,000
Net asset	1,300,000,000	1,100,000,000
Liabilities	1,000,000,000	900,000,000
Offsetting financial liabilities	100,000,000	100,000,000
Net liabilities	900,000,000	800,000,000
Longer than one year [member]
Disclosure of Financial Risk Management [Line Items]
Interest-bearing securities, current	kr 5,000,000,000
Moody's [member]
Disclosure of Financial Risk Management [Line Items]
Description of rating agencies used	In October 2017, Moody's announced that they have downgraded the senior unsecured debt ratings to Ba2 from Ba1 and the MTN program rating to Ba2 from Ba1. At the same time, the agency placed the company's Ba2/Ba2 ratings on review for further downgrade.
Standard & Poor's [member]
Disclosure of Financial Risk Management [Line Items]
Description of rating agencies used	In March 2017, Standard & Poor's (S&P) announced that they had downgraded the long-term corporate credit rating on Ericsson to BBB- from BBB, with a negative outlook.
Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Credit exposure	kr 1,300,000,000	1,100,000,000
OTC derivatives [member] | Level 2 [member]
Disclosure of Financial Risk Management [Line Items]
Assets	1,400,000,000	1,200,000,000
Liabilities	kr 1,100,000,000	kr 900,000,000
Exchange rate risk [member]
Disclosure of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk	In order to limit the exposure toward exchange rate fluctuations on future revenues and costs, committed and forecasted future sales and purchases in major currencies are hedged with 7% of 12-month forecast monthly. By this, the Company will have hedged 84% of the next month and 7% of the 12th month of an average forecast of the individual month at any given reporting date. This corresponds to approximately 5-6 months of an average forecast.
Interest rate risk [member]
Disclosure of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk	The Company manages the interest rate risk by matching fixed and floating interest rates in interest-bearing balance sheet items. The policy is that the net sensitivity on a 1 basis point move on interest-bearing assets matching interest-bearing liabilities, taking derivatives into consideration, is less than SEK 10 million.
One basis point movement [member]
Disclosure of Financial Risk Management [Line Items]
Average exposure to interest rate risk	kr 2,100,000
Bottom of range [member]
Disclosure of Financial Risk Management [Line Items]
Average forecast hedged period	5 months
Top of range [member]
Disclosure of Financial Risk Management [Line Items]
Average forecast hedged period	6 months
Top of range [member] | One basis point movement [member]
Disclosure of Financial Risk Management [Line Items]
Derivative financial liabilities	kr 10,000,000